Share-Based Compensation (Tables)	12 Months Ended
Aug. 31, 2020
Share-Based Compensation
Schedule of share-based compensation expense

	For the years ended August 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Sales and marketing	2,113	906	674	98
General and administrative	144,373	70,626	137,312	20,054
Total share-based compensation expense	146,486	71,532	137,986	20,152

Shanghai Yimi
Share-Based Compensation
Schedule assumptions adopted to estimate the fair value of restricted shares

For the year ended
August 31, 2020

Risk-free interest rate	1.51%
Expected volatility	50.15%
Suboptimal exercise factor	2.80
Fair value per ordinary share	RMB1.41

Amended 2015 Plan
Share-Based Compensation
Schedule assumptions adopted to estimate the fair value of share options granted

	Year ended	Year ended
	August 31, 2019	August 31, 2020
Risk-free interest rate	2.0%-3.1%	0.65%-1.96%
Expected volatility	51.4%-56.6%	51.14%-52.67%
Suboptimal exercise factor	2.20-2.80	2.20-2.80
Fair value per ordinary share	US$0.19-US$0.23	US$0.06-US$0.19

Schedule of summary of share options activities

					Weighted
		Weighted	Weighted		average
	Number of	average	average	Aggregate	remaining
	share	exercise	grant date	intrinsic	contractual
	options	price	fair value	value	term
		US$	US$	US$
Outstanding as of September 1, 2017	—	—	—	—	—
Granted	303,995,200	0.03	0.16
Forfeited	(2,804,550)	0.08	0.09
Outstanding as of August 31, 2018	301,190,650	0.03	0.16	54,133	8.59
Granted	181,667,138	0.10	0.05
Forfeited	(33,355,010)	0.17	0.08
Exercised	(55,658,760)	0.02	0.02
Outstanding as of August 31, 2019	393,844,018	0.05	0.13	53,966	7.80
Granted	93,574,240	0.05	0.10
Forfeited	(29,876,751)	0.11	0.11
Exercised	(65,654,200)	0.01	0.13
Outstanding as of August 31, 2020	391,887,307	0.05	0.04	31,356	7.57
Vested and expected to vest as of August 31, 2020	391,887,307	0.05	0.04	31,356	7.57

Schedule of summary of Restricted Shares activities

				Weighted
		Weighted		average
		average	Aggregate	remaining
	Number of	grant date	intrinsic	contractual
	Restricted Shares	fair value	value	term
		US$	US$
Outstanding as of September 1, 2018	—	—	—	—
Granted	14,556,320	0.21
Forfeited	(218,440)	0.21
Outstanding as of August 31, 2019	14,337,880	0.21	2,737	2.80
Granted	39,821,200	0.20
Forfeited	(2,409,120)	0.54
Exercised	(4,341,329)	1.42
Outstanding as of August 31, 2020	47,408,631	0.07	5,025	0.01
Vested and expected to vest as of August 31, 2020	47,408,631	0.07	5,025	0.01

Domestic Plan
Share-Based Compensation
Schedule assumptions adopted to estimate the fair value of share options granted

For the year ended
August 31, 2019
Risk-free interest rate	2.4%
Expected volatility	47.0%
Suboptimal exercise factor	2.80
Fair value per ordinary share	RMB351.24

Schedule of summary of share options activities

A summary of the activities under the Domestic Plan is as follows:

		Weighted	Weighted
	Number of	average	average	Aggregate
	share	purchase	grant date	intrinsic
	options	price	fair value	value
		RMB	RMB	RMB
Outstanding as of September 1, 2017	120,000	93.33	151.19	7,023
Granted	—	—	—
Forfeited	—	—	—
Outstanding as of August 31, 2018	120,000	93.33	151.19	79,990
Granted	10,000	80.00	148.47
Forfeited	(60,000)	93.33	151.19
Outstanding as of August 31, 2019	70,000	91.43	150.80	39,687
Granted	—	—	—
Forfeited	—	—	—
Exercised	(70,000)	91.43	150.80
Outstanding as of August 31, 2020	—	—	—	—
Vested and expected to vest as of August 31, 2020	—	—	—	—